CONCENTRATIONS OF RISK (Details - Major customers) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024
Concentration Risk [Line Items]
Revenues	$ 2,093	$ 347,665	$ 5,977	$ 544,318
Cost of revenue	157,490	$ 158,549	303,987	315,535
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues			$ 4,133
Concentration risk percentage			69.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	1,334		$ 1,334
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues			$ 1,844
Concentration risk percentage			31.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	0		$ 0
Total Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues			$ 5,977	$ 534,824
Concentration risk percentage			100.00%	97.00%
Total Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,334		$ 1,334		$ 29,084
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues				$ 534,824
Concentration risk percentage				97.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable					$ 29,084
Supplier A [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			75.00%	72.00%
Cost of revenue			$ 229,032	$ 226,798
Amount due to related parties			$ 2,128,328	$ 1,435,902
Supplier B [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			19.00%	18.00%
Cost of revenue			$ 57,461	$ 56,781
Amount due to related parties			$ 1,349,077	$ 941,340
Total Suppliers [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			94.00%	90.00%
Cost of revenue			$ 286,493	$ 283,579
Amount due to related parties			$ 3,477,405	$ 2,377,242